BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
Schedule of acquired intangible assets have weighted average economic lives	Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

License	10.0	years
Brand name	10.0	years
Software	5.0	years

Summary of Redeemable Noncontrolling Interest

5.    BUSINESS COMBINATION (continued)

Acquisition of The Multi Group (continued)

Accordingly, the carrying value of the non-controlling interest as of 2018, 2019 and 2020 is stated as follows:

	EUR	RMB	US$

Redeemable noncontrolling interest as of December 31, 2017	2,845	22,052

Total comprehensive loss attributable to non-controlling interest in 2018	(413)	(3,223)

Adjustment to redemption value in 2018*	1,313	10,559
Redeemable non-controlling interest as of December 31, 2018	3,745	29,388

Adjustment to redemption value in 2019**	(1,845)	(14,539)	—
Redeemable non-controlling interest as of December 31, 2019	1,900	14,849
Purchase of 7% redeemable non-controlling interest in 2020	(1,900)	(14,849)	(2,276)
Redeemable non-controlling interest as of December 31, 2020	—	—	—

*     Adjustment to redemption value in 2018 including two portions: 1) the excess amount of redemption amount in excess of fair value as of December 31, 2018, 2) the difference between fair value and the carrying amount after ASC 810-10 attribution adjustment. The fair value as of December 31, 2018 was evaluated by third party appraiser on December 31, 2018. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8473 RMB on December 31, 2018.

**   Adjustment to redemption value in 2019 was adjusted according to settlement agreement to purchase the 7% equity interest in TMG held by Helmet at a final redemption price of EUR1,900. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8155 RMB on December 31, 2019.